Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Europe Fund	Dec. 30, 2024
Fidelity Europe Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.67%
Past 5 years	7.23%
Past 10 years	3.33%
Fidelity Europe Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.32%
Past 5 years	5.87%
Past 10 years	2.24%
Fidelity Europe Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.49%
Past 5 years	5.56%
Past 10 years	2.49%
MS002
Average Annual Return:
Past 1 year	20.21%
Past 5 years	9.37%
Past 10 years	4.39%